Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 30, 2017	Dec. 29, 2016
Stockholders' Equity
Schedule of fair value of stock option awards granted

	Year Ended December 25, 2014	Year Ended December 31, 2015	Year Ended December 29, 2016
Risk-free interest rate	2.09%	1.93%	1.43%
Expected volatility	46%	49%	40%
Expected life (in years)	6.49	6.92	6.50
Dividend yield	0%	0%	0%

Schedule of changes in the number of shares of common stock under option
Stock Options
Outstanding at December 29, 2016	11,979,111
Granted	—
Exercised	(16,728)
Forfeited or expired	(70,483)

Outstanding at March 30, 2017	11,891,900

	Options	Weighted Average Exercise Price	Options Exercisable at End of Year	Weighted Average Exercise Price of Exercisable Options	Weighted Average Fair Value/Share of Options Granted During the Year
Outstanding at December 26, 2013	10,714,356	$4.09	3,471,150	$3.64	—
Granted	748,553	$7.69	—	—	$3.72
Exercised	(201,137)	$3.28	—	—	—
Forfeited or expired	(1,737,506)	$4.06	—	—	—

Outstanding at December 25, 2014	9,524,266	$4.40	4,608,462	$3.85	—
Granted	1,378,355	$8.07	—	—	$4.12
Exercised	(5,149)	$7.69	—	—	—
Forfeited or expired	(437,353)	$7.16	—	—	—

Outstanding at December 31, 2015	10,460,119	$4.77	6,656,524	$4.00	—
Granted	2,025,535	$9.94	—	—	$4.13
Exercised	(145,140)	$3.48	—	—	—
Forfeited or expired	(361,403)	$6.65	—	—	—

Outstanding at December 29, 2016	11,979,111	$5.34	8,151,056	$4.20	—